Staff costs	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
a) Breakdown
The detail of Staff costs is as follows:

EUR million
	2022	2021	2020
Wages and salaries	9,563	8,466	8,070
Social Security costs	1,441	1,323	1,277
Additions to provisions for defined benefit pension plans (note 25)	65	73	76
Contributions to defined contribution pension funds	296	286	283
Other Staff costs	1,182	1,068	1,077
	12,547	11,216	10,783
b) Headcount
The average number of employees of Grupo Santander, as well as the average number and distribution by professional category of Banco Santander, S.A., was as follows:

Average number of employees
	2022	2021	2020
Banco Santander, S.A.	23,410	24,512	27,503
Executive directors and Senior management	17	19	21
Other line personnel	21,872	23,343	26,527
Branches abroad	1,521	1,150	955
Total Group	201,516	194,589	196,090
A.Does not include staff affected by discontinued operations.
The number of employees, at the end of 2022, 2021 and 2020, was 206,462, 199,177 and 193,226, respectively.
The functional breakdown (final employment), by gender, at 31 December 2022 is as follows:

Functional breakdown by gender
	Senior managers		Other managers		Other personnel
	Men	Women	Men	Women	Men	Women
Europe	1,093	478	6,779	3,893	33,041	40,919
North America	221	66	1,334	621	18,300	23,055
South America	320	134	3,147	2,096	31,108	39,857
	1,634	678	11,260	6,610	82,449	103,831
The same information, expressed in percentage terms at 31 December 2022 is as follows:

Functional breakdown by gender
	Senior managers		Other managers		Other personnel
	Men	Women	Men	Women	Men	Women
Europe	70%	30%	64%	36%	45%	55%
North America	77%	23%	68%	32%	44%	56%
South America	70%	30%	60%	40%	44%	56%
	71%	29%	63%	37%	44%	56%
The labour relations between employees and the various Group companies are governed by the related collective agreements or similar regulations.
The number of employees in the Group with disabilities, distributed by professional categories, at 31 December 2022, is as follows:

Number of employeesA
2022
Senior managers	13
Management	136
Collaborators	3,965
4,114
A.An employee with disabilities is considered to be a person who is recognised by the State or the company in each jurisdiction where the Group operates and that entitles them to receive direct monetary assistance, or other types of aid such as, for example, reduction of their taxes. In the case of Spain, employees with disabilities have been considered to be those with a degree of disabilities greater than or equal to 33%.
The number of Group employees with disabilities at 2021 and 2020, was 3,703 and 3,577, respectively.
Likewise, the average number of employees of Banco Santander, S.A. with disabilities, equal to or greater than 33%, during 2022 was 331 (288 and 319 employees during 2021 and 2020). At the end of fiscal year 2022, there were 444 employees (307 and 317 employees at 31 December, 2021 and 2020, respectively).
c) Share-based payments
The main share-based payments granted by the Group in force at 31 December, 2022, 2021 and 2020 are described below.
i. Bank
The variable remuneration policy for the Bank’s executive directors and certain executive personnel of the Bank and of other Group companies includes Bank share-based payments, the implementation of which requires, in conformity with the law and the Bank’s Bylaws, specific resolutions to be adopted by the general meeting.
Were it necessary or advisable for legal, regulatory or other similar reasons, the delivery mechanisms described below may be adapted in specific cases without altering the maximum number of shares linked to the plan or the essential conditions to which the delivery thereof is subject.
These adaptations may involve replacing the delivery of shares with the delivery of cash amounts of an equal value.
The plans that include share-based payments are as follows: (i) Deferred and Conditional Variable Remuneration Plan; (ii) Deferred Multiyear Objectives Variable Remuneration Plan; (iii) Digital Transformation Award and (iv) Digital Transformation Award 2022. The characteristics of the plans are set forth below:

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(i) Deferred and conditional variable remuneration plan (2015, 2016, 2017, 2018, 2019, 2020, 2021 and 2022)
The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three years for the sixth cycles, over three or five years for the fifth, seventh, eighth, ninth, tenth and eleventh cycles, and over four or five years for the twelfth cycle, for it to be paid, where appropriate, in cash and in Santander shares. The other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

Beneficiaries:
•Executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration which puts them on the same remuneration level as senior executives and employees who assume risks (fifth cycle)

•In the case of the sixth, seventh, eighth, ninth, tenth, eleventh and twelfth cycle, the beneficiaries are Material Risk Takers (Identified staff) that are not beneficiaries of the Deferred Multiyear Objectives Variable Remuneration Plan.

For the fifth and sixth cycles (2015 to 2016), the accrual of the deferred compensation is conditioned, in addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations on none of the following circumstances existing during the period prior to each delivery, pursuant to the provisions set forth in each case in the plan regulations:
i.Poor financial performance of the Group.
ii. breach by the beneficiary of internal regulations, including, in particular, those relating to risks.
iii.material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards.
iv.Significant changes in the Group’s economic capital or risk profile
In the case of the seventh, eighth, ninth, tenth, eleventh and twelfth cycles (2017 to 2021), the accrual of deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations, to non-ocurrence of a poor performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel:
v.significant failures in risk management by the entity , or by a business unit or risk control unit.
vi.the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
vii.Regulatory sanctions or judicial sentences for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
viii.Irregular behaviours, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of the persons or bodies that made those decisions.

Fifth cycle (2015):
•Executive directors and members of the Identified Staff with total variable remuneration higher than 2.6 million euros: 40% paid immediately and 60% deferred over 5 years deferral period.
•Division managers, country heads (of countries which represent at least 1% of Group's economic capital), other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration between 1.7 million euros (1.8 million in fourth cycle) and 2.6 million euros: 50% paid immediately and 50% deferred over 5 years (fifth cycle)
•Other beneficiaries: 60% paid immediately and 40% deferred over 3 years.

Sixth cycle (2016):
•60% of bonus will be paid immediately and 40% deferred over a three years period.

Seventh, eighth, ninth, tenth and eleventh cycle (2017, 2018, 2019, 2020 and 2021):
•Beneficiaries of these plans with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years
•Beneficiaries of these plans with target total variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50%paid over 5 years
•Other beneficiaries of these plans: 60% paid immediately and 40% deferred over 3 years.

Twelfth cycle (2022):
•Beneficiaries of these plans with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years
•Beneficiaries of these plans with target total variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50% paid over 5 years
•Other beneficiaries of these plans: 60% paid immediately and 40% deferred over 4 years .

T

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(ii)Deferred Multiyear Objectives Variable Remuneration Plan (2016, 2017, 2018, 2019, 2020, 2021 and 2022)
The aim is simplifying the remuneration structure, improving the ex ante risk adjustment and increasing the impact of the long-term objectives on the Group’s most relevant roles. The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three or five years (four or five years for the seventh cycle) for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares (regarding the instruments part, executive directors in the seventh cycle have the opportunity to choose all in share options or half in share options and half in shares), upon commencement of the cycles, in accordance with the rules set forth below. The accrual of the last third of the deferral (in the case of 3 years deferral), the last 2 fourths (in the case of 4 years deferral) and the last three fifths (in the case of 5 years deferral) is also subject to long-term objectives.

Beneficiaries
Executive directors, senior managers and certain executives of the Group’s first lines of responsibility.

In 2016 the accrual is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan’s regulations, to non-ocurrence of the following circumstances during the period prior to each of the deliveries in the terms set forth in each case in the plan’s regulations:
i.Poor performance of the Group.
ii.breach by the beneficiary of the internal regulations, including in particular that relating to risks.
iii.material restatement of the Group’s consolidated financial statements, except when appropriate under a change in accounting regulations.
iv.Significant changes in the Group’s economic capital or risk profile.
In 2017, 2018, 2019, 2020 and 2021 the accrual is conditioned, in addition to the beneficiary' permanence in the Group, with the exceptions contained in the plan’s regulations, to the non-occurrence of poor financial performance from the entity as a whole or of a specific division or area thereof or of the exposures generated by the personnel, taking into account the following factors:
v.Significant failures in risk management committed by the entity, or by a business unit or risk control unit.
vi.the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
vii.Regulatory sanctions or court rulings for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
viii.Irregular behaviours, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons or bodies that made those decisions.

Paid half in cash and half in shares. In the seventh cycle, and only for executive directors: half in cash and 25% in share options and 25% in shares (unless the director chooses to receive options only).

The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluding) on the date on which the board decides the bonus for the Executive directors of the Bank.

First cycle (2016):
•Executive directors and members of the Identified Staff with total variable remuneration higher than or equal to 2.7 million euros: 40% paid immediately and 60% deferred over a 5 years period.
•Senior managers, country heads of countries representing at least 1% of the Group´s capital and other members of the identified staff whose total variable remuneration is between 1.7 million and 2.7 million euros: 50% paid immediately and 50% deferred over a 5 years period.
•Other beneficiaries: 60% paid immediately and 40% deferred over a 3 years period.

The second, third, fourth, fifth and sixth cycles (2017, 2018, 2019,2020 and 2021 respectively) are under the aforementioned deferral rules, except that the variable remuneration considered is the target for each executive and not the actual award.

In 2016 the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three years and five years deferrals) are:
•Earnings per share (EPS) growth in 2018 over 2015.
•Relative Total Shareholder Return (TSR) in the 2016-2018 period measured against a group of credit institutions.
•Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial year 2018.
•Compliance with Grupo Santander’s underlying return on risk-weighted assets (“RoRWA”) growth target for financial year 2018 compared to financial year 2015.

In the second, third, fourth, fifth and sixth cycle (2017, 2018, 2019, 2020 and 2021) the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three years and five years deferrals) are:
•EPS growth in 2019, 2020, 2021, 2022 and 2023 (over 2016, 2017, 2018, 2019 and 2020, for each respective cycle)
•Relative Total Shareholder Return (TSR) measured against a group of 17 credit institutions (second and third cycles) in the periods 2017-2019 and 2018-2019, respectively, and against a group of 9 entities (fourth, fifth and sixth cycle) for the 2019-2021, 2020-2022 and 2010-2023 period.
•Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial years 2019, 2020, 2021,2022 and 2023, respectively.

In the seventh cycle (2022), the metrics for the deferred portion subject to long-term objectives (two last fourths and last three fifths, for the cases of four years and five years deferrals) are:
•Banco Santander's consolidated Return on tangible equity (RoTE) target in 2024.
•Relative Total Shareholder Return (TSR) measured against a group of 9 credit institutions for the period 2022-2024.
•Five ESG metrics linked to our public targets of our Responsible Banking agenda.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(iii) Digital Transformation Award (2019, 2020 and 2021)
The 2019, 2020 and 2021 Digital Transformation Incentive (the “Digital Incentive”) is a variable remuneration system that includes the delivery of Santander shares and share options.

The aim of the Digital Incentive is to attract and retain the critical skill sets to support and accelerate the digital transformation of the Group. By means of this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.

The number of beneficiaries is limited to a maximum of 250 employees and the total amount of the incentive is limited to 30 million euros.

The funding of this incentive is subject to meeting important milestones that are aligned with the Group´s digital roadmap and have been approved by the board of directors, taking into account the digitalization strategy of the Group, with the aim of becoming the best open, responsible global financial services platform.

Performance of 2019 incentive was measured based on achievement of the following milestones: (i) Launch of a Global Trade Services (GTS) platform; (ii) launch of a Global Merchant Services (GMS) platform; (iii) migration of our fully digital bank, OpenBank, to a "next generation" platform and launch in 3 markets; (iv) extension of SuperDigital in Brazil to at least one other country; (v) and launch of our international payments app based on blockchain Pago FX to non-Santander customers.

The milestones for the 2020 Digital Transformation Award were: (i) rolling out the global merchant services (GMS) platform in 3 new geographies, enhancing the platform functionality and achieving volume targets for transactions and participating merchants; (ii) doing the commercial rollout of the global trade services (GTS) platform in 8 new geographies, enhancing platform functionality, and achieving volume targets for on-boarded clients and monthly active users; (iii) launching OpenBank in a new market and migrating the retail banking infrastructure to “new-mode” bank; (iv) launch the global platform SuperDigital in at least 4 countries, driving target active user growth; (v) deploying machine learning across pre-defined markets for 4 priority use cases, rolling out Conversion Rate Optimization (Digital marketing) for at least 40 sales programs, delivering profit targets, and driving reduction of agent handled calls in contact centers; (vi) successfully implementing initiatives related to on-board and identity services, common API (application programming interface) layer, payment hubs, mobile app for SMEs and virtual assistant services; and (vii) launching the PagoFX global platform in at least 4 countries.

The milestones for 2021 were: (i)in relation to Pago Nxt Consumer payment platform: implementation of Superdigital platform in seven countries, acquisition of over 1.5 million active customer base and accelerating growth through B2B (business to business) and B2B2C (business to business to customer) partnerships, acquiring more than 50% of the new customers through these channels, which are more cost-effective; (ii)in relation to Digital Consumer Bank: launching online API for checkout lending in the European Union and completion of controllable items for Openbank launch in USA; (iii)in relation to One Santander strategy: implementation in Europe of One Common Mobile Experience and, specifically, implementation of Europe ONE app for individual customers in at least three of the four countries by December 2021; and be among the three-top rated entities in terms of Mobile NetPromoter Score (Mobile NPS) in at least two of the four countries by December 2021; (iv) In relation to cloud adoption: host 75% of migratable virtual machines on cloud technology (either public cloud or OHE) by December 2021. For these purposes, mainframes, physical servers and servers with non-x86 operating systems will be considered non-migratable.

The Digital Incentive is structured 50% in Santander shares and 50% in options over Santander shares, taking into account the fair value of the option at the moment in which they are granted. For Material Risk Takers subject to five years deferrals, the Digital Incentive (shares and options over shares) shall be delivered in thirds, on the third, fourth and fifth anniversary from their granting. For Material Risk Takers subject to three years deferrals and employees not subject to deferrals, delivery shall be done on the third anniversary from their granting.

Any delivery of shares, either directly or via exercise of options overs shares, will be subject generally to the Group’s general malus & clawback provisions as described in the Group’s remuneration policy and to the continuity of the beneficiary within the Grupo Santander. In this regard, the board may define specific rules for non-Identified Staff.

Vested share options can be exercised until maturity, with all options lapsing after ten years (for granting the 2019 incentive) and eight years (for granting the 2020 and 2021 incentive).

The total achievement for 2021 Digital Incentive was 77.5% (85% en 2020 and 83% en 2019).

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation base
(iv) Digital Transformation Award (2022)
The board of directors approved the 2022 Digital
Transformation Incentive. It is a variable remuneration scheme splits in two different blocks:

• The first one, with the same mechanism than previous years, that delivers Santander shares and share options if the group hits major milestones on its digital roadmap. This is aimed at a group of up to 250 (is limited to 30 million euros)employees whose functions are deemed essential to Santander’s growth.

• And the second one, which delivers PagoNxt, S.L. RSUs and premium prices options (PPOs), and is aimed at up to 50 employees (and limited to 15 million euros) whose roles are considered key to PagoNxt’s success.

The aim of the Digital Incentive is to attract and retain the critical skill sets to support and accelerate the digital transformation of the Group. By means of this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.

Performance of the first block of the incentive shall be measured based on achievement of the following milestones:

i. Edelweiss: Our Santander future retail architecture EDELWEISS will mean moving from our current Core centric banking architecture towards a Customer and Data-Centric Core supported by lean Record Processing engines.

ii. Simplification: Speed up the simplification of our technology platform and business model by Reducing the total number of applications in production and reducing number of products in the regions.

iii. Agile: Agile ways of working enable a better and faster reaction to customers’ needs and is based on a value-driven delivery that increases efficiency by reducing time-to-market and development costs, and increasing quality. People working in Agile are more collaborative, engaged, empowered and creative.

iv. In Digital Consumer Bank:
a) To create the BNPL platform connected to at least one merchant in Netherlands and Germany, and to make sure the platform is ready to connect in Spain.
b) To support the definition of Openbank US’s IT digital strategy and achieve 2022 milestones in it.
c) To have the new leasing platform connected to dealers in Italy.
d) To expand the Wabi B2B online business to Germany. To execute the first B2B deal with an Original Equipment Manufacturer or mobility player in at least one country. To expand coches.com business and platform to Portugal.

And in regard to the second block of digital incentive: the consolidation of PagoNxt Core Perimeter.

The first block of thee Digital Incentive is structured 50% in Santander shares and 50% in options over Santander shares, taking into account the fair value of the option at the moment in which they are granted. For Material Risk Takers subject to five years deferrals, the Digital Incentive (shares and options over shares) shall be delivered in thirds, on the third, fourth and fifth anniversary from their granting. For Material Risk Takers subject to three years deferrals and employees not subject to deferrals, delivery shall be done on the third anniversary from their granting.

Any delivery of shares, either directly or via exercise of options overs shares, will be subject generally to the Group’s general malus & clawback provisions as described in the Group’s remuneration policy and to the continuity of the beneficiary within the Grupo Santander. In this regard, the board may define specific rules for non-Identified Staff.

Vested share options can be exercised until maturity, with all options lapsing after ten years.

The total achievement for 2022 Digital Incentive was 96.5%.

The second block of Digital Incentive is structures in restricted stock units (RSUs) and premium priced Options (PPOs) of PagoNxt S.L. in a percentage determined by the internal category of the beneficiary. The total achievement for 2022 was 100%.

ii. Santander UK plc
The long-term incentive plans on shares of the Bank granted by management of Santander UK plc to its employees are as follows:

	Number of shares (in thousand)	Exercise price in pounds sterlingA	Year granted	Employee group	Number of personsB	Date of commencement of exercise period	Date of expiry of exercise period
Plans outstanding at 01/01/2020	23,373
Options granted (sharesave)	11,642	1.65	2020	Employees	5,012	01/11/20	01/11/23
						01/11/20	01/11/25
Options exercised	(860)	2.75
Options cancelled (net) or not exercised	(12,993)	2.96
Plans outstanding at 31/12/2020	21,162
Options granted (sharesave)	9,414	2.43	2021	Employees	4,142	01/11/21	01/11/24
						01/11/21	01/11/26
Options exercised	(48)	1.86
Options cancelled (net) or not exercised	(4,592)	2.95
Plans outstanding at 31/12/2021	25,936
Options granted (sharesave)	13,068	1.89	2022	Employees	4,362	11/01/22	11/01/25
						11/01/22	11/01/27
Options exercised	(242)	1.69
Options cancelled (net) or not exercised	(8,774)	2.59
Plans outstanding at 31/12/2022	29,988
A.At 31 December, 2022, 2021 and 2020, the euro/pound sterling exchange rate was 1.1277, 1.1904 and 1.1168 , respectively.
B.Number of accounts/contracts. A single employee may have more than one account/contract.
In 2008 the Group launched a voluntary savings scheme for Santander UK employees (Sharesave Scheme) whereby employees who join the scheme see deducted between GBP 5 and GBP 500 from their net monthly pay over a period of three or five years. At the end of the chosen period, the employee may choose between collecting the amount contributed, the interest accrued and a bonus (tax-exempt in the United Kingdom) or exercising options on shares of the Bank in an amount equal to the sum of such three amounts at a fixed price. The exercise price will be the result of reducing by up to 20% the average purchase and sale prices of the Bank shares in the three trading sessions prior to the approval of the scheme by the UK tax authorities (HMRC). This approval must be received within 21to 41 days following the publication of the Group’s results for the first half of the year. This scheme was approved by the Board of Directors, at the proposal of the appointments and remuneration committee, and, since it involved the delivery of Bank shares, its application was authorized by the Annual General Meeting held on June 21, 2008. Also, the scheme was authorized by the UK tax authorities (HMRC) and commenced in September 2008. In subsequent years, at the Annual General Meetings held on June 19, 2009, June 11, 2010, June 17, 2011, March 30, 2012, March 22, 2013, March 28, 2014, March 27, 2015, March 18, 2016, April 7, 2017, March 23, 2018, April 12, 2019, April 3, 2020 and March 26, 2021, respectively, the shareholders approved the application of schemes previously approved by the board and with similar features to the scheme approved in 2008.
iii. Fair value
The fair value of the performance share plans was calculated as follows:
a) Deferred variable compensation plan linked to multi-year objectives 2020, 2021 and 2022:
The Group calculates at the grant date the fair value of the plan based on the valuation report of an independent expert, Willis Towers Watson. According to the design of the plan for 2020, 2021 and 2022 and the levels of achievement of similar plans in comparable entities,it has been considered that the fair value is 70%.
b) Santander UK sharesave plans:
The fair value of each option at the date of grant is estimated using an analytical model that also reflects the correlation between EUR and GBP. This model uses assumptions on the share price, the EUR/GBP FX rate, the EUR/GBP risk-free interest rate, dividend yields, the expected volatilities of both the underlying shares and EUR/GBP for the expected lives of options granted. The weighted average grant-date fair value of options granted during the year was GBP 0.23 (GBP 0.20 and GBP 0.21 reported in 2021 and 2020, respectively).